STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)						1 Months Ended		3 Months Ended						9 Months Ended		11 Months Ended	12 Months Ended
	Aug. 30, 2022	Aug. 11, 2022	Aug. 09, 2022	Jul. 12, 2021	Jan. 27, 2021	Mar. 31, 2023	Jun. 30, 2021	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Nov. 30, 2023	Nov. 30, 2022	Feb. 28, 2023	Feb. 28, 2023	Feb. 23, 2023	Feb. 28, 2022	Feb. 23, 2022	Aug. 30, 2023	Aug. 29, 2023	Mar. 19, 2023	Mar. 18, 2023	Oct. 28, 2022	Jul. 08, 2022	Jul. 07, 2022	Aug. 24, 2021	Apr. 14, 2021
Class of Stock [Line Items]
Preferred stock, shares issued																0	0		0
Common stock shares authorized								10,000,000,000						10,000,000,000		10,000,000,000	10,000,000,000		7,225,000,000		10,000,000,000	7,225,000,000
Stock issued during period, value, issued for services																			$ 3,244,740
Gain on settlement of debt					$ 360,125									$ 38,740	$ 3,992		$ 3,992		$ (33,068,313)
Share based compensaction																		$ 499,500		$ 1,979,500
Preferred stock, shares authorized								15,545,650						15,545,650		15,545,650	15,545,650		15,545,650
Preferred stock, shares outstanding																0	0		0
Number of shares issued								$ 1,412,158	$ 4,796,123	$ 1,318,909	1,121,490	$ 1,891,267	$ 1,645,222				$ 7,771,169		$ 12,521,932
Notes payable current								8,349,678						$ 8,349,678		$ 9,918,389	$ 9,918,389
Warrant issued			47,000,000
Shares granted																	94,000,000		1,008,324,212
Accrued interest																$ 28,104	$ 28,104		$ 28,104
Stock Issued During Period, Value, Conversion of Convertible Securities																			898,705
Stock based compensation														337,896	481,000		$ 740,050		$ 2,158,050
Exercise of warrant																	108,378,210		411,000,000
Warrant converted amount																			$ 438,835
Interest rate, percentage																22.00%	22.00%
Class of warrant outstanding	2,960,500
Debt discount
Fair value of warrant			$ 393,949
Options Held [Member]
Class of Stock [Line Items]
Share based compensaction																4,275,000
Promissory Note [Member]
Class of Stock [Line Items]
Warrant converted amount	$ 3,000,000
Interest rate, percentage	15.00%
Debt discount	$ 39,500
Incentive Compensation Plan [Member]
Class of Stock [Line Items]
Share based compensaction																	499,500		479,500
Twenty Twenty One Plan [Member]
Class of Stock [Line Items]
Description of plan		the Company amended the 2021 Plan increasing the maximum number of shares applicable to the 2021 Plan from 5,000,000 to 100,000,000.
Description of plan																													100,000,000
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share based compensaction								47,462			0			150,896	0		240,550		1,678,550
Warrant [Member]
Class of Stock [Line Items]
Share based compensaction																	$ 0		$ 0
Exercise of warrant			108,378,210
Stock issued at exercise of warrant			45,306,557
Warrant One [Member]
Class of Stock [Line Items]
Warrant issued																			170,000,000
Exercise price of warrants			$ 0.01																$ 0.064
Fair value of warrant																			$ 2,035,033
Warreant term																			3 years
Warrant 2 [Member]
Class of Stock [Line Items]
Warrant issued																			300,000,000
Exercise price of warrants			$ 0.008																$ 0.135
Fair value of warrant																			$ 4,749,005
Warreant term																			3 years
Warrant Three [Member]
Class of Stock [Line Items]
Warrant issued																			250,000,000
Exercise price of warrants																			$ 0.037
Fair value of warrant																			$ 1,284,783
Warreant term																			3 years
Share-Based Payment Arrangement [Member]
Class of Stock [Line Items]
Share based compensaction																$ 122,050		$ 69,350
Warrant [Member]
Class of Stock [Line Items]
Relative fair value								1,209,206						1,209,206
Number of shares issued, shares	955,000,000																108,378,210
Share based compensaction								$ 47,462			$ 0			$ 150,896	$ 0
Warrant issued																45,306,557	45,306,557
Common Stock [Member]
Class of Stock [Line Items]
Common stock shares authorized																										6,000,000,000	5,000,000,000
Number of shares issued, shares							116,104,232	675,336,434	903,636,004	280,929,190	197,161,536	191,691,135	133,881,576	1,859,901,628			1,057,841,576		645,168,473
Proceeds from issuance of common stock			$ 619,250					$ 1,468,477						$ 7,841,466			$ 821,027		$ 13,108,624
Net proceeds from issuance of common stock								1,412,158						7,527,190			7,771,169		12,521,932
Payments of stock issuance costs						$ 12,500,000		56,320						$ 314,276			447,858		586,692
Shares payment for services														6,500,000
Shares payment for services, value														$ 44,460
Stock issued during period, value, issued for services														83,200			$ 118,500
Gain on settlement of debt							$ 438,703							$ 38,640
Payment for services, shares														12,100,000
Stock redeemed or called during period, shares																	17,116,894
Stock issued during period, shares, conversion																			31,042,436
Number of shares issued							6,455,396	$ 6,753	$ 9,036	$ 2,809	$ 1,972	$ 1,917	$ 1,339				$ 10,579		$ 6,452
Convertible debt																			825,000
Accrued interest																			71,955
Fees amount																			$ 1,750
Number of shares converted																			31,042,436
Stock Issued During Period, Value, Conversion of Convertible Securities							7,546,775
Net book value							$ 6,894,099
Shares corresponding adjustment to paid in capital																			395,022,447
Debt discount			$ 75,000
Exercise price of warrants			$ 0.01
Stock Issued During Period, Shares, Acquisitions																			411,000,000
Common Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Exercise of warrant																			411,000,000
Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock shares authorized																							7,225,000,000	6,000,000,000
Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares issued, shares																	20,000,000
Preferred stock, par value																$ 0.001	$ 0.001
Lender [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock redeemed or called during period, shares																	10,000,000
Investor [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued, shares																			2,100,000
Stock based compensation																			$ 109,200
Investor [Member] | Common Stock [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares issued, shares																	17,500,000
Chief Executive Officer [Member]
Class of Stock [Line Items]
Stock redeemed during period, value																			$ 1,500,000
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued								2,533						2,533		2,533	2,533		2,532
Number of shares issued, shares																	116,104.232		78
Preferred stock, par value								$ 1.00						$ 1.00		$ 1.00	$ 1.00		$ 1.00
Preferred stock, shares authorized								4,350						4,350		4,350	4,350		4,350
Preferred stock, shares outstanding								2,533						2,533		2,533	2,533		2,532
Stock issued during period, shares, conversion																	1		316,345,998
Long term debt term				5 years
Preferred stock convertible shares				184												83	83
Number of shares issued																	$ 7,546,775
Notes payable current				$ 4,000,160
Long term debt interest rate				7.00%
Debt maturity date				Jul. 12, 2026
Warrant issued																												329
Series F Preferred Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Preferred stock, shares issued																367	367
Stock issued during period, shares, conversion																	40
Long term debt term																5 years	5 years
Exercise price																$ 1.00	$ 1.00
Fair value of warrant																	$ 33,015,214
Series F Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares, conversion																	316,345,908
Preferred stock convertible shares																78	78
Series F Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued																38	38
Stock issued during period, value, issued for services																			$ 40
Payment for services, shares																			40
Number of shares issued
Series F Preferred Stock [Member] | Lender [Member]
Class of Stock [Line Items]
Preferred stock, shares issued								244						244		366	366
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued								3,350,000						3,350,000		3,350,000	3,350,000		3,350,000
Number of shares issued, shares																	0
Preferred stock, par value								$ 0.001						$ 0.001		$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized								4,350,000						4,350,000		4,350,000	4,350,000		4,350,000
Preferred stock, shares outstanding								3,350,000						3,350,000		3,350,000	3,350,000		3,350,000
Stock redeemed or called during period, shares																	1,000,000
Series E Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued during period, value, issued for services
Preferred stock, shares authorized																4,350,000	4,350,000
Preferred stock, shares outstanding																3,350,000	3,350,000
Number of shares issued
Series F Convertible Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value																$ 1.00	$ 1.00
Preferred stock, shares authorized																4,350	4,350
Preferred stock, shares outstanding																2,533	2,533
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued								0						0		0	0		0
Number of shares issued, shares																	0
Share based compensaction																			$ 1,979,500
Preferred stock, par value								$ 0.001						$ 0.001		$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized								100,000						100,000		100,000	100,000		100,000
Preferred stock, shares outstanding								0						0		0	0		0
Stock redeemed during period, value																	$ 1,500,000
Shares granted																	1,500
Series G Preferred Stock [Member] | Incentive Compensation Plan [Member]
Class of Stock [Line Items]
Share based compensaction																			$ 479,500
Series G Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued during period, value, issued for services
Preferred stock, par value																$ 1,000	$ 1,000
Preferred stock, shares authorized																100,000	100,000
Preferred stock, shares outstanding																0	0
Number of shares issued
Series G Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of shares issued, shares																	1,500
Stock redeemed or called during period, shares																			1,500
Number of shares issued																	$ 1,500,000
Stock based compensation																			$ 1,500,000
Unissued Series F Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares issued, shares																	46
Stock redeemed or called during period, shares																	19
Number of shares issued																	$ 99,086
Stock redeemed during period, value																	74,984
Stockholders equity other																	500,000
Preferred stock dividend																	$ 425,016
Loan facility																									$ 4,000,000